Information by business segment and geographic area	6 Months Ended
Jun. 30, 2023
Information By Business Segment And Geographic Area
Information by business segment and geographic area

4. Information by business segment and geographic area

Segment	Main activities
Iron Solutions	Comprise of the production and extraction of iron ore, iron ore pellets, manganese, other ferrous products, and its logistic related services.
Energy Transition Metals	Includes the production and extraction of nickel and its by-products (gold, silver, cobalt, precious metals and others), and copper, as well as its by-products (gold and silver).
Coal (discontinued operation)	Comprise of the production and extraction of metallurgical and thermal coal and its logistic related services.
Other	Includes the revenues and cost of other products, services, research and development, investments in joint ventures and associates of other business and corporate expenses unallocated to the reportable segments, financial information related to Midwestern system and costs related to the Brumadinho event.

The segments are aligned with products and reflect the structure used by Management to evaluate the Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Boards and Board of Directors. Accordingly, the performance of the operating segments is assessed based on a measure of adjusted EBITDA, among other measures.

a) Adjusted EBITDA

The definition of Adjusted EBITDA for the Company is the operating income or loss plus dividends received and interest from associates and joint ventures, and excluding the amounts charged as (i) depreciation, depletion and amortization and (ii) impairment reversal (impairment) and results on disposal of non-current assets.

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022

Iron ore		3,087	3,975	5,725	8,909
Iron ore pellets		818	1,140	1,485	1,977
Other ferrous products and services		36	32	51	63
Iron solutions		3,941	5,147	7,261	10,949

Nickel		240	580	593	1,105
Copper		236	23	456	249
Energy Transition Metals		476	603	1,049	1,354

Other		(543)	(496)	(860)	(835)

Adjusted EBITDA from continuing operations		3,874	5,254	7,450	11,468

Depreciation, depletion and amortization	4(c)	(779)	(810)	(1,435)	(1,496)
Impairment reversal (impairment) and results on disposal of non-current assets, net and other (i)	15 and 17	(118)	(82)	(157)	990
Dividends received and interest from associates and joint ventures	14	(105)	(71)	(105)	(71)
Operating income		2,872	4,291	5,753	10,891

Equity results and other results in associates and joint ventures	14	5	(56)	(50)	155
Financial results	6	(157)	821	(687)	579
Income taxes	7	(1,792)	(911)	(2,210)	(3,002)
Net income from continuing operations		928	4,145	2,806	8,623

(i) Includes adjustments of US$52 and US$87 in the three and six-month periods ended June 30, 2023, respectively, to reflect the performance of the streaming transactions at market prices.

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Adjusted EBITDA from discontinued operations		-	-	-	171

Impairment and results on disposals of non-current assets, net		-	(429)	-	(589)
Operating loss	15(f)	-	(429)	-	(418)

Financial results		-	3,072	-	3,065
Derecognition of noncontrolling interest		-	(585)	-	(585)
Income taxes		-	-	-	(2)
Net income from discontinued operations	15(f)	-	2,058	-	2,060

b) Net operating revenue by shipment destination

	Three-month period ended June 30, 2023
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
Americas, except United States and Brazil	-	102	-	123	2	-	227
United States of America	-	97	-	334	-	-	431
Germany	47	-	1	123	123	-	294
Europe, except Germany	321	119	-	181	312	-	933
Middle East, Africa, and Oceania	-	507	-	9	-	-	516
Japan	623	54	-	147	-	-	824
China	4,364	2	-	217	55	-	4,638
Asia, except Japan and China	519	67	3	227	-	-	816
Brazil	361	465	124	18	-	26	994
Net operating revenue	6,235	1,413	128	1,379	492	26	9,673

	Three-month period ended June 30, 2022
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
Americas, except United States and Brazil	-	131	5	111	-	76	323
United States of America	-	47	-	427	-	-	474
Germany	92	-	-	140	83	-	315
Europe, except Germany	517	89	-	289	216	-	1,111
Middle East, Africa, and Oceania	-	656	-	6	-	26	688
Japan	718	94	-	199	3	-	1,014
China	4,868	33	1	200	-	-	5,102
Asia, except Japan and China	523	151	3	158	26	47	908
Brazil	395	579	123	17	-	108	1,222
Net operating revenue	7,113	1,780	132	1,547	328	257	11,157

	Six-month period ended June 30, 2023
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
Americas, except United States and Brazil	1	248	-	266	2	-	517
United States of America	-	183	-	759	-	-	942
Germany	138	33	1	297	253	-	722
Europe, except Germany	693	258	-	543	574	-	2,068
Middle East, Africa, and Oceania	-	923	-	18	-	-	941
Japan	1,102	106	-	305	-	-	1,513
China	7,639	2	-	295	109	-	8,045
Asia, except Japan and China	922	108	5	367	44	-	1,446
Brazil	722	874	229	37	-	51	1,913
Net operating revenue	11,217	2,735	235	2,887	982	51	18,107

	Six-month period ended June 30, 2022
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
Americas, except United States and Brazil	-	261	5	277	-	125	668
United States of America	-	74	-	713	-	-	787
Germany	221	-	-	311	291	-	823
Europe, except Germany	978	164	-	504	419	-	2,065
Middle East, Africa, and Oceania	-	1,150	-	9	-	26	1,185
Japan	1,334	148	-	388	5	-	1,875
China	9,952	41	8	490	-	-	10,491
Asia, except Japan and China	1,129	174	7	281	87	47	1,725
Brazil	754	1,132	227	32	-	205	2,350
Net operating revenue	14,368	3,144	247	3,005	802	403	21,969

c) Assets by segment

	June 30, 2023				December 31, 2022
	Iron Solutions	Energy Transition Metals	Other	Total	Iron Solutions	Energy Transition Metals	Other	Total
Investments in associates and joint ventures	1,310	12	579	1,901	1,296	-	502	1,798
Intangibles	9,054	1,886	61	11,001	8,330	1,847	61	10,238
Property, plant and equipment	27,331	18,577	2,758	48,666	24,718	17,808	2,412	44,938

	Three-month period ended June 30,
	2023				2022
	Iron Solutions	Energy Transition Metals	Other	Total	Iron Solutions	Energy Transition Metals	Other	Total
Depreciation, depletion and amortization	502	262	15	779	497	299	14	810

Capital expenditures
Sustaining capital (i)	472	326	34	832	477	343	24	844
Project execution	255	95	26	376	199	90	160	449
Product inventory	727	421	60	1,208	676	433	184	1,293

	Six-month period ended June 30,
	2023				2022
	Iron Solutions	Energy Transition Metals	Other	Total	Iron Solutions	Energy Transition Metals	Other	Total
Depreciation, depletion and amortization	905	503	27	1,435	913	555	28	1,496

Capital expenditures
Sustaining capital (i)	984	589	63	1,636	976	613	54	1,643
Project execution	491	167	44	702	381	157	248	786
Product inventory	1,475	756	107	2,338	1,357	770	302	2,429

(i)	According to the Company's shareholder remuneration policy, dividends are calculated based on 30% of the adjusted EBITDA less sustaining capital investments.

d) Assets by geographic area

	June 30, 2023				December 31, 2022
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	1,889	9,119	31,653	42,661	1,798	8,391	28,210	38,399
Canada	-	1,880	11,526	13,406	-	1,845	11,178	13,023
Americas, except Brazil and Canada	-	-	4	4	-	-	4	4
Europe	-	-	722	722	-	-	747	747
Indonesia	12	1	2,759	2,772	-	1	2,731	2,732
Asia, except Indonesia and China	-	-	760	760	-	-	786	786
China	-	1	16	17	-	1	19	20
Oman	-	-	1,226	1,226	-	-	1,263	1,263
Total	1,901	11,001	48,666	61,568	1,798	10,238	44,938	56,974